Operating expenses (Tables)	6 Months Ended
Dec. 31, 2019
Operating expenses
Schedule of operating expenses

	Three months ended		Six months ended
	31 December		31 December
	2019	2018	2019	2018
	£’000	£’000	£’000	£’000
Employee benefit expenses	(70,965)	(77,903)	(141,175)	(154,946)
Depreciation - property, plant and equipment (note 14)	(3,133)	(2,938)	(6,273)	(5,715)
Depreciation – right-of-use assets (note 15)	(404)	—	(808)	—
Depreciation - investment property (note 16)	(89)	(32)	(187)	(64)
Amortization (note 17)	(31,257)	(33,440)	(63,444)	(68,571)
Other operating expenses	(25,405)	(26,357)	(55,787)	(54,954)
Exceptional items (note 8)	—	(19,599)	—	(19,599)
	(131,253)	(160,269)	(267,674)	(303,849)